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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Margaret St. Clair
                 -------------------------------
   Address:      c/o Amelia Peabody Foundation
                 -------------------------------
                 One Hollis Street
                 -------------------------------
                 Wellesley, MA 02482
                 -------------------------------

Form 13F File Number: 28-05991
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Margaret St. Clair
         -------------------------------
Title:   Trustee
         -------------------------------
Phone:   781-237-6468
         -------------------------------

Signature, Place, and Date of Signing:

      /s/  Margaret St. Clair       Wellesley, Massachusetts   November 9, 2006
   -------------------------------  ------------------------   ----------------
           [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    28-05989                    Amelia Peabody Foundation
    ---------------             -------------------------

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      1
                                        ---------------------

Form 13F Information Table Entry Total: 25
                                        ---------------------

Form 13F Information Table Value Total: $1,510 (in thousands)
                                        ---------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1.        28-05993                     Philip B. Waring
    ------    --------------------         ----------------

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                          MARGARET ST. CLAIR
                      FORM 13F INFORMATION TABLE
               FOR THE QUARTER ENDED SEPTEMBER 30, 2006

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Goldman Sachs Series C    Common           38141G104  $   31    1200    SH    Shared-Other        1          1200
-----------------------------------------------------------------------------------------------------------------------------------
Ishares TR Dow Jones US   Exchange Traded  464287796  $   56     600    SH    Shared-Other        1           600
Energy Sector Index Fd        Fund
-----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr Dow Jones US   Exchange Traded  464287762  $   59     900    SH    Shared-Other        1           900
Healthcare                    Fund
-----------------------------------------------------------------------------------------------------------------------------------
Ishares TR Dow Jones US   Exchange Traded  464287754  $   43     700    SH    Shared-Other        1           700
Industrial Sector Index       Fund
-----------------------------------------------------------------------------------------------------------------------------------
ishares EAFE              Exchange Traded  464287465  $   61     900    SH    Shared-Other        1           900
                              Fund
-----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr Dow Jones      Exchange Traded  464287168  $  133    2000    SH    Shared-Other        1          2000
Select Dividend Index FD      Fund
-----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr MSCI Emerging  Exchange Traded  464287234  $   38     395    SH    Shared-Other        1           395
Markets                       Fund
-----------------------------------------------------------------------------------------------------------------------------------
Ishares Inc MSCI Pacific  Exchange Traded  464286665  $   67     600    SH    Shared-Other        1           600
Ex Japan Index Fd             Fund
-----------------------------------------------------------------------------------------------------------------------------------
Ishares MSCI Japan        Exchange Traded  464286848  $   54    4000    SH    Shared-Other        1          4000
                              Fund
-----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr S&P Global     Exchange Traded  464287333  $   67     800    SH    Shared-Other        1           800
Financial Sector              Fund
-----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr S&P Global     Exchange Traded  464287341  $   72     700    SH    Shared-Other        1           700
Energy Sector Index Fd        Fund
-----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr Goldman Sachs  Exchange Traded  464287374  $   84     900    SH    Shared-Other        1           900
Nat Res Index                 Fund
-----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr S&P 500/BARRA  Exchange Traded  464287408  $   50     700    SH    Shared-Other        1           700
Value                         Fund
-----------------------------------------------------------------------------------------------------------------------------------
Ishares TR S&P Small Cap  Exchange Traded  464287887  $   60     500    SH    Shared-Other        1           500
600/Barra Growth Index        Fund
-----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr S&P Small Cap  Exchange Traded  464287879  $   98    1400    SH    Shared-Other        1          1400
600/Barra Value Index         Fund
-----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr Russell 1000   Exchange Traded  464287598  $   92   1,200          Shared-Other        1         1,200
Value Index Fund              Fund
-----------------------------------------------------------------------------------------------------------------------------------

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

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Ishares Tr Russell 1000   Exchange Traded  464287614  $   73   1,400    SH    Shared-Other        1         1,400
Growth Index Fund             Fund
-----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr Russell 2000
Value Index Fund          Exchange Traded  464287630  $   77   1,050    SH    Shared-Other        1         1,050
                              Fund
-----------------------------------------------------------------------------------------------------------------------------------
Mexico Fund               Exchange Traded  592835102  $   14     400    SH    Shared-Other        1           400
                              Fund
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Asia       Exchange Traded  61744U106  $   34   2,000    SH    Shared-Other        1         2,000
Pacific Fund                  Fund
-----------------------------------------------------------------------------------------------------------------------------------
Nasdaq 100 Tr Unit        Unit Series      631100104  $   61   1,500    SH    Shared-Other        1         1,500
-----------------------------------------------------------------------------------------------------------------------------------
Oil Service Holders       Depositry Rcpt   678002106  $   39     300    SH    Shared-Other        1           300
Tr Oil Service Hldg
Co Dep Rcpts
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares               Exchange Traded  73935X500  $   71   4,200    SH    Shared-Other        1         4,200
-----------------------------------------------------------------------------------------------------------------------------------
Regional Bank Holders Tr  Depositry Rcpt   75902E100  $   63     400    SH    Shared-Other        1           400
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Dragon Fund     Common           88018T101  $   13     600    SH    Shared-Other        1           600
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                                                      $1,510